CONSOLIDATED BALANCE SHEETS - USD ($)	Nov. 30, 2018	Aug. 31, 2018	Aug. 31, 2017
Current assets
Cash	$ 19,961,808	$ 696,826	$ 670,853
Deferred research and development costs	186,201	133,975	91,204
Prepaid expenses and other current assets	39,749	58,819	16,698
Total current assets	20,187,758	889,620	778,755
Equipment, net of accumulated depreciation of $54,497 and $50,509, respectively	47,481	39,614	52,953
Total assets	20,235,239	929,234	831,708
Current liabilities
Accounts payable and accrued expenses	108,646	93,616	230,184
Interest payable to related party	52,182
Total current liabilities	160,828	93,616	230,184
Bridge note payable to related party		600,000	600,000
Convertible promissory note payable to related party, net of discount of $663,918		2,336,082	2,586,623
Interest payable to related party		1,523,943	1,046,377
Total long term liabilities		4,460,025	4,233,000
Total liabilities	160,828	4,553,641	4,463,184
Commitments and contingencies
Stockholders' equity (deficit)
Preferred stock: $0.10 par value; 1,000,000 shares authorized, no shares issued and outstanding
Common stock: $0.001 par value; 300,000,000 shares authorized, 52,959,323 and 36,292,656 shares issued and outstanding at November 30, 2018 and August 31, 2018, respectively	52,959	36,293	34,330
Additional paid-in capital	67,592,667	42,223,599	35,363,946
Retained deficit	(47,571,215)	(45,884,299)	(39,029,752)
Total stockholders' equity (deficit)	20,074,411	(3,624,407)	(3,631,476)
Total liabilities and stockholders' equity (deficit)	$ 20,235,239	$ 929,234	$ 831,708